Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.40% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (129.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.8%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$599,345
zero %, 10/1/46	BBB	3,950,000	3,748,748
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,474,894
5.00%, 9/15/33	AA	275,000	329,170

			7,152,157
Alaska (1.6%)
Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	6,370,000	6,377,963

			6,377,963
Arizona (4.5%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	544,225
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (acquired 6/19/14, cost $5,380)(F)(RES)	D/P	1,800,000	5,380
7.25%, 12/1/19 (acquired 6/19/14, cost $2,989)(F)(RES)	D/P	1,000,000	2,989
Chandler, Indl. Dev. Auth. Mandatory Put Bonds (6/3/24), (Intel Corp.), 5.00%, 6/1/49	A1	1,200,000	1,390,044
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,629,685
5.00%, 2/15/38	BBB	500,000	574,565
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	500,000	531,165
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	200,000	218,268
(Choice Academies, Inc.), 5.625%, 9/1/42	BB	315,000	328,665
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,827,670
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	425,000	436,535
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	263,985
5.00%, 7/1/35	BB	900,000	966,060
Ser. A, 5.00%, 7/1/35	BB	600,000	644,040
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	2,000,000	2,193,180
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,597,960
5.00%, 12/1/32	A3	570,000	732,632
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	233,822
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	200,000	235,444
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,043,120
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	534,570

			17,934,004
California (6.3%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	712,661
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	529,612
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	698,370
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,068,110
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,237,181
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,459,083
(American Baptist Homes West), 5.75%, 10/1/25	A-/F	3,000,000	3,021,840
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,069,750
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	494,897
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,410,088
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	5,000,000	5,052,600
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	345,495
Los Angeles, Dept. of Wtr. & Pwr. VRDN, Ser. A-5, 1.41%, 7/1/35	VMIG 1	1,000,000	1,000,000
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	425,360
Morongo Band of Mission Indians 144A Rev. Bonds, Ser. B, 5.00%, 10/1/42	BBB-/F	2,350,000	2,641,847
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	374,063
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	546,260
zero %, 8/1/38	BBB/P	2,000,000	737,780
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,639
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	401,768

			25,064,404
Colorado (3.2%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	850,000	877,914
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	500,000	522,750
Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	429,220
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), Ser. C, 5.375%, 9/1/26	A2	500,000	521,130
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	797,356
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	875,335
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	318,831
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43 (Prerefunded 6/1/23)	BBB+	250,000	289,458
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33 (Prerefunded 6/1/22)	BBB+	1,100,000	1,212,079
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	1,500,000	1,579,065
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	1,250,000	1,361,463
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	500,000	551,785
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	232,206
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	251,775
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,722,402
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	775,058
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	558,360

			12,876,187
Connecticut (0.4%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,675,350

			1,675,350
Delaware (1.9%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	A-	500,000	517,775
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,686,658
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB+	1,035,000	1,103,269
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	765,137
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.50%, 10/1/38	VMIG 1	1,000,000	1,000,000
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,490,000	1,599,634

			7,672,473
District of Columbia (1.9%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,496,187
DC Rev. Bonds, (Howard U.), Ser. A
6.50%, 10/1/41	BBB-	395,000	412,925
6.25%, 10/1/32	BBB-	525,000	549,848
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,272,000
DC, Rev. Bonds, (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	252,095
DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	3,000,000	3,463,050

			7,446,105
Florida (5.8%)
Cap. Trust Agcy. Senior Living 144A Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies), Ser. C, 7.50%, 7/1/53	B-/P	250,000	258,213
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	250,000	261,410
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A	500,000	531,690
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	380,000	425,779
Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,064,810
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,471,795
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	905,000	945,825
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	485,000	506,316
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,500,000	1,527,465
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds, (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,102,730
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	2,000,000	2,173,740
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,348,562
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	602,832
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	549,400
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.)
5.00%, 7/1/39(FWC)	AAA/P	590,000	672,193
5.00%, 7/1/29(FWC)	BBB/P	500,000	592,915
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BBB-/F	1,000,000	1,102,230
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,621,905
South Lake Hosp. Dist. Rev. Bonds, (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,003,140
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	539,486
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,113,140
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	465,000	477,908
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	735,000	822,583
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,000,000	1,039,420
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	750,000	790,163
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	370,000	381,418
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	205,000	213,196

			23,140,264
Georgia (4.2%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,176,250
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	829,403
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa1	750,000	820,305
Ser. A, 5.25%, 10/1/27	Baa1	1,000,000	1,076,320
Ser. A, 5.00%, 10/1/32	Baa1	1,000,000	1,054,330
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,096,300
5.00%, 3/1/37	BBB-/F	1,450,000	1,609,979
Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds, (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	710,381
Main St. Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A3	3,345,000	4,038,786
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	2,000,000	2,193,140

			16,605,194
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	213,622

			213,622
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.125%, 11/15/32	A/F	400,000	442,752

			442,752
Idaho (0.5%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A3	2,000,000	2,132,080

			2,132,080
Illinois (13.4%)
Chicago, G.O. Bonds, Ser. A
6.00%, 1/1/38	BBB+	2,560,000	3,000,550
5.50%, 1/1/49	BBB+	1,000,000	1,149,060
5.00%, 1/1/40	BBB+	2,000,000	2,220,060
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	1,572,000	1,581,180
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	1,500,000	1,613,715
Ser. H, 5.00%, 12/1/36	B+	2,100,000	2,337,804
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	533,315
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.00%, 1/1/38	A	700,000	836,822
Ser. C, 5.00%, 1/1/26	A2	2,595,000	2,897,032
Chicago, Waste Wtr. Transmission Rev. Bonds, (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,473,465
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/39	A	875,000	969,701
5.00%, 11/1/30	A	1,000,000	1,172,360
Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,268,225
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	AA-	500,000	576,560
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	319,000	319,207
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,004,180
(Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	500,000	519,725
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,581,521
IL State G.O. Bonds
5.25%, 2/1/30	Baa3	1,000,000	1,092,380
5.00%, 11/1/41	Baa3	1,250,000	1,357,825
5.00%, 1/1/41	Baa3	700,000	755,041
5.00%, 2/1/39	Baa3	200,000	212,198
Ser. A, 5.00%, 5/1/38	Baa3	1,000,000	1,110,230
5.00%, 11/1/34	Baa3	500,000	551,620
Ser. B, 5.00%, 10/1/31	Baa3	1,000,000	1,139,620
Ser. C, 5.00%, 11/1/29	Baa3	3,775,000	4,242,496
5.00%, 1/1/29	Baa3	1,095,000	1,222,414
Ser. A, 5.00%, 12/1/28	Baa3	1,760,000	1,990,613
Ser. D, 5.00%, 11/1/28	Baa3	1,000,000	1,130,410
Ser. D, 5.00%, 11/1/26	Baa3	2,500,000	2,816,225
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	540,000	581,040
(Plymouth Place), 5.25%, 5/15/45	BB+/F	1,000,000	1,060,230
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	305,000	329,510
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	820,953
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	BB-/P	1,000,000	799,410
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	534,125
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	500,000	558,445
5.00%, 2/15/37	Baa3	500,000	567,875
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BBB	1,500,000	975,825
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,191,880
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,429,400

			53,524,247
Indiana (1.0%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/29	A-	500,000	540,060
IN State Fin. Auth. Hosp. Rev. Bonds, (Goshen Hlth. Obligated Group), Ser. A
4.00%, 11/1/39	A-	715,000	778,249
4.00%, 11/1/37	A-	1,330,000	1,456,403
Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,311,008

			4,085,720
Iowa (0.2%)
IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC), 5.25%, 12/1/25	B+	750,000	816,113

			816,113
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	539,395
Wyandotte, Cnty./Kanasas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	490,000	506,351

			1,045,746
Kentucky (3.2%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,055,820
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,235,245
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	143,696
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	941,364
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	4,635,000	5,134,421
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A	3,000,000	3,427,080
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	702,527

			12,640,153
Louisiana (0.6%)
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5
Pub. Fac. Auth. Rev. Bonds, (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	811,328
Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,101,500
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	413,775

			2,326,608
Maine (0.7%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	1,000,000	1,102,640
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba3	1,000,000	1,083,870
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	500,000	560,250

			2,746,760
Maryland (1.2%)
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	562,475
Prince Georges Cnty., Rev. Bonds, (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,200,000	1,305,540
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,095,840
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	279,658
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,613,325

			4,856,838
Massachusetts (1.6%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	100,000	112,028
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	100,000	118,382
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	439,022	123,585
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	BB/F	1,000,000	1,093,540
5.00%, 11/15/38	BB/F	500,000	547,450
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 1.35%, 10/1/42	VMIG 1	2,400,000	2,400,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	995,000	995,527
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	796,455

			6,186,967
Michigan (5.7%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba3	750,000	822,960
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,019
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	791,775
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	2,000,000	2,337,780
Kentwood, Economic Dev. Rev. Bonds, (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,373,475
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	464,092
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	600,000	682,050
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,332,944
MI State Hosp. Fin. Auth. Rev Bonds (Trinity Hlth. Credit Group) , Ser. A, 5.00% 12/1/47(T)	Aa3	8,500,000	9,317,532
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,527,512
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,163,860

			22,818,999
Minnesota (1.2%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	382,307
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	521,635
Rochester, Hlth. Care Fac. Rev. Bonds, (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,038,990
Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	537,435
5.25%, 9/1/27	B-/P	750,000	814,020
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	277,618
6.375%, 9/1/31	BBB-	250,000	268,988
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,127,261

			4,968,254
Mississippi (1.4%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	5,600,000	5,604,368

			5,604,368
Missouri (1.2%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. D, 1.45%, 9/1/30	VMIG 1	1,000,000	1,000,000
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	929,145
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village Oblig. Group), Ser. A, 5.00%, 9/1/38	BB+/F	2,500,000	2,795,300

			4,724,445
Nebraska (1.5%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	4,500,000	5,067,135
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,016,170

			6,083,305
Nevada (1.7%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,050,000	1,207,490
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/21	A	445,000	472,287
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	475,000	507,927
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	400,000	423,788
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	325,000	351,072
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	265,928
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/33	AA	3,095,000	3,446,313

			6,674,805
New Hampshire (2.3%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	1,275,000	1,328,614
NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19), (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B2	350,000	351,145
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,120,780
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,402,724
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,151,650
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	644,085
(Elliot Hosp.), 5.00%, 10/1/38	A-	250,000	287,750
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,153,700
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	813,165

			9,253,613
New Jersey (8.8%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,346,288
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,500,240
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,143,420
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	1,000,000	1,118,980
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,393,720
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,109,920
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	397,005
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	542,740
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,579,420
5.00%, 6/15/26	Baa1	500,000	539,825
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,500,000	1,727,625
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,500,000	1,707,435
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	2,600,000	2,617,186
Ser. D, 4.875%, 11/1/29	A1	700,000	724,878
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,133,280
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. A
5.00%, 12/15/35	Baa1	2,600,000	3,029,910
5.00%, 12/15/34	Baa1	1,800,000	2,108,574
North Hudson, Swr. Auth. Rev. Bonds, Ser. A
5.00%, 6/1/42	A+	945,000	1,021,309
5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	55,000	61,010
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/46	BBB	3,300,000	3,575,583
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,573,236

			34,951,584
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	517,700
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,070,660

			2,588,360
New York (6.7%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	300,000	276,852
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	3,000,000	3,423,480
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.85%, 11/1/26	AA	2,910,000	2,905,751
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	1,700,000	1,757,494
NY State Dorm. Auth. Rev. Bonds, Ser. A, Group C , 5.00% 3/15/42(T)	Aa1	10,845,000	12,918,849
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B2	1,000,000	1,005,850
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	841,890
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,350,000	2,582,885
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	102,289
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,056,320

			26,871,660
North Carolina (1.4%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	800,000	926,144
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,772,123
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	400,000	426,332
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	868,040
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	1,053,249
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	533,900

			5,579,788
Ohio (5.6%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	4,000,000	4,032,400
Ser. A-3, 6.25%, 6/1/37	B-	5,850,000	5,892,998
Ser. A-2, 6.00%, 6/1/42	B3	4,000,000	3,984,760
Ser. B, zero %, 6/1/47	CCC+/P	10,000,000	593,800
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,725,375
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,250,000	1,295,488
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 5.625%, 8/15/29	Baa1	245,000	245,882
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,282,596
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College)
5.00%, 7/1/44	A	525,000	541,076
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	275,000	284,570
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	854,753
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	978,624
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	156,920
Toledo-Lucas Cnty., Port Auth. FRB, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	500,000	553,020

			22,422,262
Oklahoma (0.7%)
Tulsa Cnty., Indl. Auth. Rev. Bonds, (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30 (Prerefunded 5/1/20)	BB-/P	1,250,000	1,304,025
Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,363,488

			2,667,513
Oregon (1.4%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	377,650
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	4,000,000	4,405,680
Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	705,978

			5,489,308
Pennsylvania (4.6%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,035,890
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,820,000	1,999,488
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
5.00%, 4/1/35	A	1,200,000	1,427,016
5.00%, 4/1/32	A	1,425,000	1,721,557
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.), 5.00%, 11/1/46	BB/F	500,000	528,320
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	750,000	806,963
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	382,718
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,060,100
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	500,000	557,960
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	520,200
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,611,645
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	AAA/P	500,000	554,105
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	838,568
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	1,500,000	1,768,950
Ser. B-1, 5.00%, 6/1/42	A3	900,000	1,040,526
Ser. A, 5.00%, 12/1/38	A1	500,000	572,865
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	AAA/P	1,055,000	1,104,406
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	842,619

			18,373,896
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,018,070

			1,018,070
Rhode Island (0.4%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,755,750

			1,755,750
South Carolina (4.4%)
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A
5.75%, 6/15/49	Ba1	1,000,000	1,109,340
5.75%, 6/15/39	Ba1	500,000	560,765
SC State Jobs-Econ. Dev. Auth. Hosp. Rev. Bonds, (Prisma Hlth. Oblig. Group), Ser. A, 5.00%, 5/1/43	A2	4,000,000	4,682,160
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,259,460
Ser. C, 5.00%, 12/1/46	A2	2,500,000	2,806,700
(Santee Cooper), Ser. D, 5.00%, 12/1/43	A2	1,000,000	1,068,480
Ser. A, 5.00%, 12/1/36	A2	1,000,000	1,167,620
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 2.05%, 10/1/31	A1	4,000,000	4,009,480

			17,664,005
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.888%, 7/1/46	A3	2,000,000	2,055,760
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	1,000,000	1,159,520

			3,215,280
Texas (14.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,080,220
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	525,000	575,484
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,500,000	2,782,326
(Idea Pub. Schools), 5.00%, 8/15/32	BBB+	315,000	338,061
(IDEA Pub. Schools), 5.00%, 8/15/28	BBB+	200,000	236,158
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds
Ser. A, 5.00%, 11/1/43	A1	2,600,000	2,706,288
Ser. B, 4.50%, 11/1/45	A+	2,535,000	2,719,371
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	250,000	274,440
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	1,000,000	1,067,130
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.50%, 12/1/24	A-1+	1,500,000	1,500,000
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB	2,500,000	2,779,850
Ser. B-1, 5.00%, 7/15/30	BB	650,000	730,581
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,604,640
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds, (Kipp, Inc.), Ser. A, 6.25%, 8/15/39 (Prerefunded 8/15/19)	AAA/P	1,975,000	1,978,595
La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,068,710
Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	3,500,000	3,633,560
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,472,575
Montgomery Cnty., Toll Road Auth. Rev. Bonds, 5.00%, 9/15/36	BBB-	1,110,000	1,248,417
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	537,675
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	2,830,000	2,924,409
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	531,330
(Longhorn Village), 5.00%, 1/1/37	BB-/P	500,000	542,205
(MRC Crestview), 5.00%, 11/15/36	BB+/F	200,000	215,966
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,054,310
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/48	BB-/P	500,000	513,270
North Texas Edl. Fin. Co. Rev. Bonds, (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,112,800
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds, (Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	490,850
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	1,500,000	1,633,155
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,050,900
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,623,225
(Segment 3C), 5.00%, 6/30/58	BBB/F	2,500,000	2,904,325
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,650,585
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	551,710
5.00%, 12/31/50	Baa3	750,000	829,853
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	700,000	310,352
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	785,043
TX State Transportation Commission G.O. Bonds, Ser. A, 5.00% 10/1/44(T)	Aaa	8,000,000	9,197,528

			59,255,897
Utah (0.2%)
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	747,356

			747,356
Virginia (3.4%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,046,950
Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,655,375
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	672,394
King George Cnty., Indl. Dev. Auth. Mandatory Put Bonds (9/10/19), (Waste Mgt., Inc.-King George Landfill, Inc.), Ser. A, 2.50%, 6/1/23	A-	1,875,000	1,933,388
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	714,488
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	500,452
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/49	Baa3	1,000,000	1,139,890
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	549,895
VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/40	Aa3	2,000,000	2,176,380
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	820,179
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,150,000	1,230,351

			13,439,742
Washington (2.8%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	829,373
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	699,806
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	800,000	873,624
Skagit Cnty., Pub. Hosp. Rev. Bonds, (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,608,825
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,346,464
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.618%, 1/1/42	A+	1,700,000	1,720,723
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	528,995
WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	1,230,000	1,314,280
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	1,175,000	1,287,412

			11,209,502
Wisconsin (3.1%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	381,483
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,286,218
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	300,000	317,070
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	277,730
5.00%, 5/1/42	BBB+	1,090,000	1,213,661
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	1,000,000	1,195,030
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Obligated Group), Ser. A, 5.00%, 11/15/49(FWC)	BBB/F	1,750,000	1,991,553
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	750,000	826,485
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,360,233
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	250,000	259,110
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,945,962
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	420,968
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	1,015,431

			12,490,934

Total municipal bonds and notes (cost $489,836,936)			$516,830,403

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/ shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	620,000	$620,000
U.S. Treasury Bills 2.420%, 8/1/19		$29,000	29,000
U.S. Treasury Bills 2.407%, 8/8/19		85,000	84,968

Total short-term investments (cost $733,961)			$733,968
TOTAL INVESTMENTS

Total investments (cost $490,570,897)			$517,564,371

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$18,250,000	$23,251	(E)	$—	7/12/25	SIFMA Municipal Swap index — Quarterly	1.245% — Semiannually	$23,251
	5,500,000	50,017	(E)	—	7/12/40	1.737% — Semiannually	SIFMA Municipal Swap index — Quarterly	(50,017)

Upfront premium received				—		Unrealized appreciation		23,251

Upfront premium (paid)				—		Unrealized (depreciation)		(50,017)

	Total			$—			Total	$(26,766)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$4,750,000	$13,253	$—	10/23/19	—	1.63% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$13,253
1,915,000	42,034	—	9/5/19	—	1.78% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	42,034
3,825,000	92,374	—	9/4/19	—	1.79% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	92,374
7,000,000	309,820	—	8/13/19	—	2.20% minus Municipal Market Data Index AAA municipal yields 15 Year rate — At maturity	309,820
2,075,000	164,568	—	8/6/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	164,568
2,075,000	164,340	—	8/7/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	164,340
955,000	43,710	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(43,711)
1,915,000	86,998	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(86,998)

Upfront premium received		—	Unrealized appreciation			786,389

Upfront premium (paid)		—	Unrealized (depreciation)			(130,709)

Total		$—			Total	$655,680

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $398,918,167.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $83,369, or less than 0.1% of net assets.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $40,909,744 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.40%, 2.22% and 2.27%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	30.20%
	Education	17.0
	Transportation	15.1
	Utilities	12.5
	State debt	10.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to for hedging term structure risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors and for hedging inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $31,433,909 were held by the TOB trust and served as collateral for $19,828,622 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $228,017 for these investments based on an average interest rate of 1.64%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$516,822,034	$8,369
Short-term investments	620,000	113,968	—

Totals by level	$620,000	$516,936,002	$8,369
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	—	(26,766)	—
Total return swap contracts	—	655,680	—

Totals by level	$—	$628,914	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$809,640	$180,726

Total	$809,640	$180,726
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC interest rate swap contracts (notional)	$7,100,000
OTC total return swap contracts (notional)	$9,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com